SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Aggressive Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.50%	0.50%
Acquired Fund Fees and Expenses	0.26%	0.26%
Total Annual Fund Operating Expenses[2]	1.01%	1.76%
Fee Waivers	(0.03)%	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers2,[3]	0.98%	1.73%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
3.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.72% for Class A, and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$669	$276	$176
3 Years	$872	$548	$548
5 Years	$1,095	$948	$948
10 Years	$1,735	$2,068	$2,068

January 2, 2025	SUP4331 01-25

SUPPLEMENT TO THE  ADMINISTRATOR CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Aggressive Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.43%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses[2]	0.94%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers2,[3]	0.91%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
3.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$93
3 Years	$293
5 Years	$514
10 Years	$1,149

January 2, 2025	SUP3780 01-25

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Aggressive Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses[1]	0.69%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	0.66%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$67
3 Years	$215
5 Years	$378
10 Years	$853

January 2, 2025	SUP4719 01-25

SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Conservative Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.53%	0.53%
Acquired Fund Fees and Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses[1]	1.10%	1.85%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.04%	1.79%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.72% for Class A, and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$675	$282	$182
3 Years	$893	$570	$570
5 Years	$1,135	$989	$989
10 Years	$1,828	$2,159	$2,159

January 2, 2025	SUP4334 01-25

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Conservative Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.32%
Total Annual Fund Operating Expenses[1]	0.78%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	0.72%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$74
3 Years	$237
5 Years	$421
10 Years	$955

January 2, 2025	SUP4722 01-25

SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.54%	0.54%
Acquired Fund Fees and Expenses	0.32%	0.32%
Total Annual Fund Operating Expenses[1]	1.11%	1.86%
Fee Waivers	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.04%	1.79%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.72% for Class A, and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$675	$282	$182
3 Years	$894	$571	$571
5 Years	$1,138	$992	$992
10 Years	$1,837	$2,168	$2,168

January 2, 2025	SUP4332 01-25

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.32%
Total Annual Fund Operating Expenses[1]	0.79%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	0.72%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$74
3 Years	$238
5 Years	$425
10 Years	$965

January 2, 2025	SUP4720 01-25

SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Income Allocation Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.60%	0.60%
Acquired Fund Fees and Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses[1]	1.15%	1.90%
Fee Waivers	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.02%	1.77%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.72% for Class A, and 1.47% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$673	$280	$180
3 Years	$894	$571	$571
5 Years	$1,147	$1,002	$1,002
10 Years	$1,870	$2,200	$2,200

January 2, 2025	SUP4330 01-25

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Income Allocation Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.30%
Total Annual Fund Operating Expenses[1]	0.83%
Fee Waivers	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	0.70%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$72
3 Years	$238
5 Years	$434
10 Years	$1,001

January 2, 2025	SUP4718 01-25

SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Moderate Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses[1]	1.10%	1.85%
Fee Waivers	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	1.04%	1.79%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at 0.70% for Class A, and 1.45% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$675	$282	$182
3 Years	$893	$570	$570
5 Years	$1,135	$989	$989
10 Years	$1,828	$2,159	$2,159

January 2, 2025	SUP4333 01-25

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Spectrum Moderate Growth Fund (the “Fund”)
Effective on or around January 2, 2025, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.34%
Total Annual Fund Operating Expenses[1]	0.78%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers1,[2]	0.72%
1.	The expense ratio shown does not correlate to the corresponding expense ratio shown in the Financial Highlights, which reflects only the operating expenses of the Fund and does not include any acquired fund fees and expenses.
2.	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.38% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), net expenses from affiliated master portfolios, and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$74
3 Years	$237
5 Years	$421
10 Years	$955

January 2, 2025	SUP4721 01-25